Lease (Details 1)	Jun. 30, 2020 USD ($)
Lease [Abstract]
2020	$ 210,327
2021	458,159
2022	119,427
2023	12,286
Total future undiscounted cash flow	800,199
Less: Discount on operating lease liabilities	(60,386)
Total	739,813
Less: Current portion of operating lease obligation	(419,875)
Non-current portion of operating lease liabilities	$ 319,938